UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.   20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

February 27, 2007 to May 29, 2006

Commission File Number of issuing entity:  333-136516-01

MEDALLION TRUST SERIES 2007-1G
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-136516

SECURITISATION ADVISORY SERVICES PTY. LIMITED
(Exact name of depositor as specified in its charter)

COMMONWEALTH BANK OF AUSTRALIA
(Exact name of sponsor as specified in its charter)

AUSTRALIAN CAPITAL TERRITORY, COMMONWEALTH OF AUSTRALIA
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

Level 7, 48 Martin Place, Sydney, 2000 Australia	Not Applicable
(Address of principal executive offices of the issuing entity)	(Zip Code)

(011) 612-8223-7566
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 Mortgage Backed Floating Rate Notes	[_____]	[_____]	_X_	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes _ X_    No ____

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

On May 29, 2007 a distribution was made to holders of Medallion Trust Series 2007-1G (the “Issuing Entity”).

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

PART II – OTHER INFORMATION

Item 2.  Legal Proceedings.

Not applicable.

Item 3.  Sales of Securities and Use of Proceeds.

On February 27, 2007, the Issuing Entity publicly issued $2,135,000,000 of Class A-1 Mortgage Backed Floating Rate Notes due February 2039 (the “Class A-1 Notes”) pursuant to a registration statement (No. 333-136516) of Securitisation Advisory Services Pty. Limited (the “Registrant”) declared effective on January 19, 2007. The underwriters for the issuance of the Class A-1 Notes were Deutsche Bank Securities Inc., Credit Suisse Securities (USA) LLC, Commonwealth Bank of Australia and SG Americas Securities, LLC. Underwriting Discounts and Commissions for the Class A-1 Notes amounted to $1,281,000. The Registrant also paid general transaction expenses, estimated to be $900,000. The net proceeds from the sale of the Class A-1 Notes amounted to $2,133,719,000 and were used by the issuer trustee to acquire from the originators equitable title to the housing loans and related securities.

On February 27, 2007, the Issuing Entity issued €1,100,000,000 of Class A-3 Mortgage Backed Floating Rate Notes due February 2039 (the “Class A-3 Notes”). The Class A-3 Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The managers for the issuance of the Class A-3 Notes were Credit Suisse Securities (Europe) Limited, Deutsche Bank AG, London Branch, Société Générale, London Branch and Commonwealth Bank of Australia. Underwriting Discounts and Commissions for the Class A-3 Notes amounted to €660,000. The net proceeds from the sale of the Class A-3 Notes amounted to €1,099,340,000 and were used by the issuer trustee to acquire from the originators equitable title to the housing loans and related securities.

On February 27, 2007, the Issuing Entity issued A$1,200,000,000 Class A-2 Mortgage Backed Floating Rate Notes due February 2039 (the “Class A-2 Notes”). The Class A-2 Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The managers for the Class A-2 Notes were Deutsche Bank AG, Sydney Branch, Credit Suisse, Sydney Branch, Société Générale, Australia Branch and Commonwealth Bank of Australia. Underwriting Discounts and Commissions for the Class A-2 Notes amounted to A$720,000. The net proceeds from the sale of the Class A-2 amounted to A$1,199,280,000 and were used by the issuer trustee to acquire from the originators equitable title to the housing loans and related securities.

On February 27, 2007, the Issuing Entity issued A$1,200,000,000 Class A-4 Mortgage Backed Floating Rate Notes due February 2039 (the “Class A-4 Notes”). The Class A-4 Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The lead manager for the Class B Notes was Commonwealth Bank of Australia. Underwriting Discounts and Commissions for the Class A-4 Notes amounted to A$720,000. The net proceeds from the sale of the Class A-4 amounted to A$1,199,280,000 and were used by the issuer trustee to acquire from the originators equitable title to the housing loans and related securities.

On February 27, 2007, the Issuing Entity issued A$99,000,000 Class B Mortgage Backed Floating Rate Notes due February 2039 (the “Class B Notes”). The Class B Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The lead manager for the Class B Notes was Commonwealth Bank of

Australia. Underwriting Discounts and Commissions for the Class B Notes amounted to A$99,000. The net proceeds from the sale of the Class B Notes amounted to A$98,901,000 and were used by the issuer trustee to acquire from the originators equitable title to the housing loans and related securities.

Item 4.  Default Upon Senior Securities.

Not applicable.

Item 5.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6.  Significant Obligors of Pool Assets.

Not applicable.

Item 7.   Significant Enhancement Provider Information.

The financial statements of Genworth Financial Mortgage Insurance Pty Limited, an indirect subsidiary of Genworth Financial, Inc., of March 31, 2007 and December 31, 2006, and for the three months ended March 31, 2007 and 2006, are included in, or as exhibits to, the Current Report on Form 8-K dated May 10, 2007, filed by Genworth Financial, Inc. with the Securities Exchange Commission, and are hereby incorporated by reference in this form 10-D. You should be aware that any such financial statements may be modified or superseded by a document filed with the SEC at a later date. You should not assume that the information concerning Genworth Financial Mortgage Insurance Pty Limited is accurate as of any date other than the date that such Form 8-K was filed with the Commission.

The financial statements of Commonwealth Bank of Australia for the six months ended December 31, 2006 and 2005, and for the six months ended June 30, 2006 and 2005, are included in, or as exhibits to, the Report of Foreign Private Issuer on Form 6-K/A dated February 15, 2007, filed by Commonwealth Bank of Australia with the Securities Exchange Commission, and are hereby incorporated by reference in this form 10-D. You should be aware that any such financial statements may be modified or superseded by a document filed with the SEC at a later date. You should not assume that the information concerning Commonwealth Bank of Australia is accurate as of any date other than the date that such Form 6-K/A was filed with the Commission.

Item 8. Other Information.

Not applicable.

Item 9.  Exhibits.

(a)    The following is a list of documents filed as part of this report on Form 10-D:

(EX 99.1)              Quarterly report distributed to holders of Medallion Trust Series 2007-1G, relating to the May 29, 2007 distribution.

(EX 99.2)              Copy of the financial statements of Genworth Financial Mortgage Insurance Pty Limited, an indirect subsidiary of Genworth Financial, Inc., of March 31, 2007 and December 31, 2006, and for the three months ended March 31, 2007 and 2006, incorporated herein by reference from the Current Report on Form 8-K dated May 10, 2007, filed by Genworth Financial, Inc. with the Securities Exchange Commission.

(EX 99.3)              Copy of the financial statements of Commonwealth Bank of Australia for the six months ended December 31, 2006 and 2005, and for the six months ended June 30, 2006 and 2005, incorporated herein by reference from the Report of Foreign Private Issuer on Form 6-K/A dated February 15, 2007, filed by Commonwealth Bank of Australia with the Securities Exchange Commission.

(b)      Exhibits required by Form 10-D and Item 601 of Regulation S-K:

1.1

Underwriting Agreement, dated as of February 16, 2007, among Securitisation Advisory Services Pty Limited, Commonwealth Bank of Australia, Perpetual Trustee Company Limited, in its capacity as Trustee of the Trust, Deutsche Bank Securities Inc., Commonwealth Bank of Australia, SG Americas Securities, LLC, and Credit Suisse Securities (USA) LLC (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 2, 2007).

4.2

Series Supplement, dated February 15, 2007, among Commonwealth Bank of Australia as Servicer and Seller, Homepath Pty Limited as Seller, Securitisation Advisory Services Pty Limited as Manager and Perpetual Trustee Company Limited as Trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 2, 2007).

4.3

Security Trust Deed, dated February 15, 2007, among P.T. Limited as Security Trustee, The Bank of New York, as Offered Note Trustee, Securitisation Advisory Services Pty Limited as Manager and Perpetual Trustee Company Limited as Trustee(incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 2, 2007).

4.4

Offered Note Trust Deed, dated February 15, 2007, among The Bank of New York, as Offered Note Trustee, Securitisation Advisory Services Pty Limited as Manager and Perpetual Trustee Company Limited as Issuer (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 2, 2007).

4.5

Agency Agreement, dated February 15, 2007, among Perpetual Trustee Company Limited as Issuer, Securitisation Advisory Services Pty Limited as Manager, The Bank of New York, as Offered Note Trustee, US Dollar Note Registrar, Principal Paying Agent and Agent Bank, The Bank of New York, London Branch as Euro Note Registrar and Paying Agent and Deutsche International Corporate Services (Ireland) Limited as Offered Note Irish Paying Agent (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 2, 2007).

10.2

Liquidity Facility Agreement, dated February 15, 2007, among Commonwealth Bank of Australia as Liquidity Facility Provider, Perpetual Trustee Company Limited as Trustee and Securitisation Advisory Services Pty Limited as Manager (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 2, 2007).

10.4

Interest Rate Swap, dated February 15, 2007, among Commonwealth Bank of Australia as Party A, Perpetual Trustee Company Limited as Party B and Securitisation Advisory Services Pty Limited as Manager (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 2, 2007).

10.5

Class A-1 Currency Swap, dated February 15, 2007, among Securitisation Advisory Services Pty Limited as Manager, Commonwealth Bank of Australia as Party A, and Perpetual Trustee Company Limited as Party B (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 2, 2007).

10.6

Genworth Financial Mortgage Insurance Pty Ltd Pool Insurance Policy, dated February 15, 2007 among Perpetual Trustee Company Limited, Genworth Financial Mortgage Insurance Pty Ltd, Commonwealth Bank of Australia and Homepath Pty Limited (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 2, 2007).

99.1	Quarterly report distributed to holders of Medallion Trust Series 2007-1G, relating to the May 29, 2007 distribution.

99.2

Copy of the financial statements of Genworth Financial Mortgage Insurance Pty Limited, an indirect subsidiary of Genworth Financial, Inc., of March 31, 2007 and December 31, 2006, and for the three months ended March 31, 2007 and 2006, incorporated herein by reference from the Current Report on Form 8-K dated May 10, 2007, filed by Genworth Financial, Inc. with the Securities Exchange Commission.

99.3

Copy of the financial statements of Commonwealth Bank of Australia for the six months ended December 31, 2006 and 2005, and for the six months ended June 30, 2006 and 2005, incorporated herein by reference from the Report of Foreign Private Issuer on Form 6-K/A dated February 15, 2007, filed by Commonwealth Bank of Australia with the Securities Exchange Commission

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Securitisation Advisory Services Pty. Limited
(Depositor)

Date:  May 31, 2007

/s/ Edward Freilikh
(Signature)

Name:	Edward Freilikh
Title:	Authorised Officer

EXHIBIT INDEX

(EX 99.1)              Quarterly report distributed to holders of Medallion Trust Series 2007-1G, relating to the May 29, 2007 distribution.

(EX 99.2)              Copy of the financial statements of Genworth Financial Mortgage Insurance Pty Limited, an indirect subsidiary of Genworth Financial, Inc., of March 31, 2007 and December 31, 2006, and for the three months ended March 31, 2007 and 2006, incorporated herein by reference from the Current Report on Form 8-K dated May 10, 2007, filed by Genworth Financial, Inc. with the Securities Exchange Commission.

(EX 99.3)              Copy of the financial statements of Commonwealth Bank of Australia for the six months ended December 31, 2006 and 2005, and for the six months ended June 30, 2006 and 2005, incorporated herein by reference from the Report of Foreign Private Issuer on Form 6-K/A dated February 15, 2007, filed by Commonwealth Bank of Australia with the Securities Exchange Commission.